Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense (Benefit)
	Year ended December 31,
	2025	2024	2023
	$ thousands	$ thousands	$ thousands
Current	2,798	2,777	3,746
Deferred	-	413	2,776

	2,798	3,190	6,522

Domestic (Israel)	882	1,270	1,048
Foreign	1,916	1,920	5,474

	2,798	3,190	6,522

Schedule of Deferred Income Taxes
	December 31,	December 31,
	2025	2024
	$ thousands	$ thousands
Net operating loss carry forward	78,927	74,253
Temporary differences:
Allowance for credit loss	15,807	14,712
Research and development	8,151	7,335
Lease liabilities	3,645	3,614
Unrealized foreign exchange gains/losses	5,772	6,869
Vacation	1,070	1,103
Severance	809	1,170
Other	1,628	1,558
Deferred tax assets before valuation allowance	115,809	110,614

Valuation allowance	(109,104)	(104,707)

Deferred tax assets	6,705	5,907
Deferred tax liabilities:
Right-of-use lease assets	(3,717)	(3,799)
Intangible assets	(1,467)	(913)
Other including property and equipment, net	(1,521)	(1,195)
Total deferred tax liabilities	(6,705)	(5,907)
Deferred tax asset, net	-	-

Schedule of Income (Loss) Before Taxes
	Year ended December 31,
	2025	2024	2023
	$ thousands	$ thousands	$ thousands
Domestic	3,939	23,752	10,880
Foreign	(3,231)	3,501	1,862

	708	27,253	12,742

Schedule of income tax paid, by individual jurisdiction
Year ended December 31, 2025
$ thousands
Domestic (Israel)	123
Foreign:
USA	212
India	1,818
Brazil	186
Other countries	311

Total cash paid for income taxes, net of refunds	2,650

Schedule of Income Tax Reconciliation
	Year ended December 31,
	2024	2023
	$ thousands	$ thousands
Income (loss) before taxes as reported in the consolidated statements of operations	27,253	12,742

Statutory tax rate	23%	23%

Theoretical tax expenses (income) on the above amount at the Israeli statutory tax rate	6,268	2,931
Non-deductible expenses and other permanent differences	1,328	2,411
Non-deductible expenses related to employee stock options	989	946
Deferred tax assets on losses and other temporary differences for which valuation allowance was provided, net	(4,459)	(479)
Other	(936)	713

Effective tax expenses	3,190	6,522
	Year ended December 31, 2025
	$ thousands	%
	Tax	Rate
Israeli Statutory Income Tax Rate	163	23%
Foreign tax effects
United States
State and local taxes	154	22%
Changes in valuation allowance	(357)	(50)%
Withholding taxes	188	27%

Other	77	11%
Norway
Changes in valuation allowance	269	38%

Other	6	1%
Brazil
Nontaxable or nondeductible items	1,598	226%
Changes in valuation allowance	(1,327)	(187)%

Other	(171)	(24)%
Colombia
Changes in valuation allowance	176	25%

Other	(106)	(15)%
Mexico
Nontaxable or nondeductible items	(367)	(52)%
Changes in valuation allowance	144	20%
Other	67	10%
India

Foreign currency translation differences	991	140%
Other	77	11%
Paraguay
Nontaxable or nondeductible items	(219)	(31)%
Changes in valuation allowance	(160)	(23)%
Other	173	24%
Nigeria
Changes in valuation allowance	168	24%
Other	(93)	(13)%
Argentina
Changes in valuation allowance	253	36%
Other	76	11%
Peru
Changes in valuation allowance	133	19%
Other	39	6%
South Africa	144	20%
Other foreign jurisdictions	263	37%
Changes in Valuation Allowance	(2,101)	(297)%
Nontaxable or nondeductible items
Stock based compensation	868	122%
Intercompany deemed interest	399	56%
Prepaid taxes on excess employee benefits	118	17%
Other	(102)	(14)%
Changes in unrecognized tax benefits	1,001	141%
Withholding Taxes	223	31%
Other	33	4%

Effective tax expenses	2,798	395%

Schedule of Changes In Unrecognized Tax Benefits
	December 31,	December 31,	December 31,
	2025	2024	2023
	$ thousands	$ thousands	$ thousands

Beginning balance	3,351	2,721	2,021
Increases related to tax positions taken during prior years	211	249	430
Increase related to tax positions taken during the current year	548	607	641
Decreases related to statute of limitations	(80)	(227)	(371)
Uncertain tax positions, end of year	4,030	3,351	2,721

The Company has accrued interest and penalty related to uncertain tax positions	615	293	466
Uncertain tax positions, end of year Including Interest	4,645	3,644	3,187